Schedule II - Valuation And Qualifying Accounts (FY)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

SCHEDULE II

WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORPORATION

VALUATION AND QUALIFYING ACCOUNTS
For each of the three years ended December 31

In thousands	Balance at beginning of period	Charged/ (credited) to expense	Charged/ (credited) to other accounts (1)	Deductions from reserves (2)	Balance at end of period
2017
Warranty and overhaul reserves	$138,992	$50,385	$12,234	$48,548	$153,063
Allowance for doubtful accounts	7,340	2,632	4,979	2,609	12,342
Valuation allowance-taxes	21,418	6,760	—	10,024	18,154
2016
Warranty and overhaul reserves	$92,064	$28,947	$56,753	$38,772	$138,992
Allowance for doubtful accounts	5,614	3,635	—	1,909	7,340
Valuation allowance-taxes	12,623	3,405	5,390	—	21,418
2015
Warranty and overhaul reserves	$87,849	$35,418	$(1,762)	$29,441	$92,064
Allowance for doubtful accounts	6,270	2,026	—	2,682	5,614
Valuation allowance-taxes	1,818	7,024	3,781	—	12,623

(1)	Reserves of acquired/(sold) companies; valuation allowances for state and foreign deferred tax assets; impact of fluctuations in foreign currency exchange rates.
(2)	Actual disbursements and/or charges.